Financial risk management objectives and policies - Sensitivity Analysis to Cash Flow Hedge (Details) - Cash Flow Hedge Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Decrease in NG contract price	100.00%	100.00%	100.00%
Effect on OCI before tax (-/+)	$ 0	$ 0	$ 390
Increase in NG contract price	100.00%	100.00%	100.00%
Effect on OCI before tax (+/-)	$ 0	$ 0	$ (390)